Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Loss [Abstract]
Beginning balance	$ 430,348	$ 194,252
Additions	73,005	236,096
Ending balance	$ 503,353	$ 430,348